Digital assets (Tables)	12 Months Ended
Dec. 31, 2022
Digital assets [Abstract]
Details of Bitcoin
The Company’s Bitcoin are either held in custody, subject to lending arrangements or pledged as collateral. The details of the Bitcoin are as follows:

	Amount		Number of digital assets
As at	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Digital assets - held in custody	$203,627	$206,531	9,086	3,518

Digital assets loaned or pledged
Lending arrangements(i)	–	117,415	–	2,000
Total digital assets	$203,627	$323,946	9,086	5,518

(i)	Bitcoin subject to lending arrangements.

Bitcoin Mined and Transacted
Below is the Company’s bitcoin mined and transacted:

	Amount	Number of Bitcoin
Total digital assets, January 1, 2021	$101,962	2,762
Bitcoin mined	165,398	2,786
Bitcoin traded for cash	(1,291)	(30)
Gain on disposition of digital assets	182	–
Revaluation of digital assets	57,695	–
Total digital assets, December 31, 2021	$323,946	5,518
Bitcoin mined	133,040	3,568
Revaluation of digital assets	(253,359)	–
Total digital assets, December 31, 2022	$203,627	9,086